Note 9 - Deferred Charges, Net - Schedule of Deferred Charges, Net (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Additions	$ 5,699
Amortization	(9,530)
Balance	$ 48,857